Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - IBOR Reform (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	€ 6,169,917	€ 5,791,733	€ 4,714,509
IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	135,819
Cash flow hedges | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	52,184
Fair value hedges | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	83,635
Cash flow hedges, maturing after transition date | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	24,975
Fair value hedges, maturing after transition date | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	67,497
Hedging instruments with maturity after the transition date | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	92,472
GBP LIBOR | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	92,706
GBP LIBOR | Cash flow hedges | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	28,077
GBP LIBOR | Fair value hedges | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	64,629
GBP LIBOR | Cash flow hedges, maturing after transition date | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	15,692
GBP LIBOR | Fair value hedges, maturing after transition date | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	53,180
GBP LIBOR | Hedging instruments with maturity after the transition date | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	68,872
USD LIBOR | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	37,652
USD LIBOR | Cash flow hedges | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	21,894
USD LIBOR | Fair value hedges | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	15,758
USD LIBOR | Cash flow hedges, maturing after transition date | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	7,421
USD LIBOR | Fair value hedges, maturing after transition date | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	11,467
USD LIBOR | Hedging instruments with maturity after the transition date | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	18,888
Others | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	5,461
Others | Cash flow hedges | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	2,213
Others | Fair value hedges | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	3,248
Others | Cash flow hedges, maturing after transition date | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	1,863
Others | Fair value hedges, maturing after transition date | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	2,849
Others | Hedging instruments with maturity after the transition date | IAS 39
Disclosure of detailed information about hedges [line items]
Derivative, notional amount	€ 4,712